Capital structure and financial items - Financial risks - Financial Contracts (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Period to cover expected future cash flow	9 months	11 months
CNY
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Period to cover expected future cash flow	7 months	6 months
JPY
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Period to cover expected future cash flow	12 months	12 months
CAD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Period to cover expected future cash flow	9 months	9 months
GBP
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Period to cover expected future cash flow	10 months	11 months